Income Taxes (Tables)	12 Months Ended
Apr. 30, 2014
Income Taxes [Abstract]
Components of deferred tax assets
Deferred Tax Assets	April 30, 2014	April 30, 2013
Deferred Tax Asset - Net Operating Loss	$68,631	$41,294
Book to tax basis difference on depreciable assets	$480,016	$—
Total Deferred Tax Asset	$548,647	$41,294
Valuation allowance	$(548,647)	$(41,294)
Net Deferred Tax Asset	$—	$—